Schedule of Note Receivable (Details) (Parenthetical)						3 Months Ended		12 Months Ended
	Apr. 07, 2021 USD ($)	Apr. 02, 2021 USD ($)	Mar. 15, 2021 USD ($)	Mar. 12, 2021 USD ($) d $ / shares	Dec. 06, 2019	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Short-Term Debt [Line Items]
Debt face amount						$ 500,000		$ 500,000
Debt instrument term					6 months
Notes payable	$ 50,000	$ 150,000	$ 300,000				$ 300,000	$ 300,000
Convertible Debt [Member] | GeneRx [Member]
Short-Term Debt [Line Items]
Debt face amount				$ 300,000
Debt instrument term				1 year
Debt instrument interest rate				2.00%
Debt conversion description				The Note is convertible, at the option of the Holder, into shares of common stock of the Borrower at a fixed conversion price of $1.00
Debt convertible conversion | $ / shares				$ 1.00
Interest rate				80.00%
Trading days | d				20